Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cost	$ 1,169	$ 794
Accumulated depreciation	484	406
Depreciated cost	685	388
Laboratory equipment [Member]
Cost	797	533
Accumulated depreciation	331	266
Computers [Member]
Cost	86	80
Accumulated depreciation	62	51
Office furniture & equipment [Member]
Cost	58	55
Accumulated depreciation	13	10
Leasehold improvements [Member]
Cost	228	126
Accumulated depreciation	$ 78	$ 79